UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                    Washington, DC  20549


                          FORM 13F

                     FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:
September 30, 2001

Check here if Amendment  [      ]     Amendment Number:
This Amendment:          [      ]     is a restatement
                    	 [      ]     adds new holdings
				        entries.

Institutional Investment Manager Filing this report:

Name:          Nevis Capital Management LLC
Address:       1119 Saint Paul St.
               Baltimore, MD  21202


13F File Number:         28-6469


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          David R. Wilmerding, III
Title:         Managing Member
Phone:         (410) 385-2645

Signature, Place and Date of Signing:

/s/David R. Wilmerding, III      Baltimore, Maryland
November 6, 2001


Report Type:

[ X  ]    13F HOLDINGS REPORT

[    ]    13F NOTICE

[    ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
None

                    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: $326,696

                 FORM 13F INFORMATION TABLE



                                                   Nevis Capital Management LLC
                                                              FORM 13F
                                                         September 30, 2001

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Tower                 COM              029912201    42755  3078081 SH       Sole                  3078081
Armor Holdings                 COM              042260109    24616  1243250 SH       Sole                  1243250
BEA Systems                    COM              073325102     8485   884775 SH       Sole                   884775
CSG Systems Intl, Inc.         COM              126349109    44567  1087000 SH       Sole                  1087000
Clear Channel                  COM              184502102    48436  1218518 SH       Sole                  1218518
Conductus                      COM              206784100     1829   530000 SH       Sole                   530000
Connetics                      COM              208192104     3874   592300 SH       Sole                   592300
Ebenx Inc.                     COM              278668108     2004   556800 SH       Sole                   556800
Gene Logic, Inc.               COM              368689105     1974   150000 SH       Sole                   150000
Hyperion Solutions             COM              44914M104    19353  1448550 SH       Sole                  1448550
Microstrategy                  COM              594972101     1311  1160015 SH       Sole                  1160015
Parametric Technology Corp.    COM              699173100     6432  1239376 SH       Sole                  1239376
Primus                         COM              74163Q100      655   704000 SH       Sole                   704000
Rational Software              COM              75409p202    30864  3564022 SH       Sole                  3564022
SBA Communications             COM              78388J106    20770  1555803 SH       Sole                  1555803
Vicor Corp.                    COM              925815102    35326  2503598 SH       Sole                  2503598
Vitesse                        COM              928497106    10580  1365190 SH       Sole                  1365190
Wind River                     COM              973149107    22866  2177711 SH       Sole                  2177711
REPORT SUMMARY                 18 DATA RECORDS              326696            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

